LEASES - Supplemental balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 18,507,830	¥ 15,489,351	¥ 11,427,030
Operating leases
Total operating lease assets	23,366,879	17,617,915		$ 3,201,249
Lease liabilities current portion	13,729,701	9,368,607		1,880,961
Lease liabilities non-current portion	8,636,770	8,327,113		$ 1,183,233
Total operating lease liabilities	22,366,471	17,695,720
Land use rights
Operating leases
Total operating lease assets	392,087	83,242
Store leases
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	2,730,509	3,262,410	4,054,404
Operating leases
Total operating lease assets	5,825,835	5,460,840
Administrative office leases
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	487,708	273,088	493,255
Operating leases
Total operating lease assets	755,707	626,652
Leases of rental property management services
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	15,289,613	11,953,853	¥ 6,879,371
Operating leases
Total operating lease assets	¥ 16,393,250	¥ 11,447,181